                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F

                               Form 13F Cover Page


Report for the Calendar Year or Quarter Ended      December 31, 1999
                                                   -----------------


Check here if Amendment [X]              Amendment Number :    2
                                                           ----------

   This Amendment (Check only one):    [X] is a restatement
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     RBS Partners, L.P.
          -----------------------------
Address:  1 Lafayette Place
          -----------------------------
          Greenwich, CT 06830
          -----------------------------

Form 13F File Number:      28- 2610
                         --------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     E.J. Bird
          -----------------------------------------
Title:    Vice President of General Partner
          -----------------------------------------
Phone:    (203) 861-4600
          -----------------------------------------

Signature, Place, and Date of Signing:

                /s/ E.J. Bird                 Greenwich, CT                     February 13, 2002
          ------------------------------      -------------------------       --------------------
           (Signature)                        (City, State)                         (Date)

Report Type ( Check only one):

   [X]   13F HOLDINGS REPORTS (Check here if all holdings of this reporting manager are reported in this report)

   [ ]   13F NOTICE ( Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

   [ ]   13F COMBINATION REPORT ( Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Manager:                         NONE
Form 13F Information Table Entry Total:                     54
Form 13F Information Table Value Total:            $ 2,500,426
                                                 (in thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F Information Table


        COLUMN 1         COLUMN 2     COLUMN 3    COLUMN 4        COLUMN 5          COLUMN 6   COLUMN 7         COLUMN 8
------------------------ --------    ----------- ---------   --------------------  ----------  -------- ---------------------------
                                                    FAIR
                                                   MARKET
                         TITLE OF      CUSIP       VALUE     SHRS OR   SH/  PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
     NAME OF ISSUER       CLASS       NUMBER     (x$1000)    PRN AMT   PRN  CALL  DISCRETION  MANAGERS  (A)SOLE  (B)SHARED  (C)NONE
------------------------ --------    ----------- --------  ----------  ---  ----  ----------  --------  ---------------------------
Anchor Gaming            Common      033037-10-2    4,412     102,008   SH         DEFINED                 102,008
Anchor Gaming            Common      033037-10-2   17,044     394,092   SH          SOLE                   394,092
AMR Corp                 Common      001765-10-6   20,112     300,190   SH         DEFINED                 300,190
AMR Corp                 Common      001765-10-6   77,895   1,162,610   SH          SOLE                 1,162,610
Atlantic Richfield Co.   Common      048825-10-3   21,961     253,876   SH         DEFINED                 253,876
Atlantic Richfield Co.   Common      048825-10-3   86,510   1,000,124   SH          SOLE                 1,000,124
Autozone Inc.            Common      053332-10-2  354,995  10,986,317   SH         DEFINED              10,986,317
Autozone Inc.            Common      053332-10-2  348,170  10,775,083   SH          SOLE                10,775,083
Barnes & Noble, Inc.     Common      067774-10-9    1,781      86,355   SH         DEFINED                  86,355
Barnes & Noble, Inc.     Common      067774-10-9    7,288     353,345   SH          SOLE                   353,345
Building One Services
 Corp.                   Common      120114-10-3    1,142     121,847   SH         DEFINED                 121,847
Building One Services
 Corp.                   Common      120114-10-3    4,155     443,240   SH          SOLE                   443,240
Centex Corp.             Common      152312-10-4    3,289     133,235   SH         DEFINED                 133,235
Centex Corp.             Common      152312-10-4   12,548     508,265   SH          SOLE                   508,265
Deluxe Corp.             Common      248019-10-1    8,306     302,736   SH         DEFINED                 302,736
Deluxe Corp.             Common      248019-10-1   32,405   1,181,064   SH          SOLE                 1,181,064
Dress Barn Inc.          Common      261570-10-5    1,081      64,817   SH         DEFINED                  64,817
Dress Barn Inc.          Common      261570-10-5    4,113     246,483   SH          SOLE                   246,483
Dun & Bradstreet
 Corp. Del               Common      26483B-10-6    4,516     153,101   SH         DEFINED                 153,101
Dun & Bradstreet
 Corp. Del               Common      26483B-10-6   17,275     585,599   SH          SOLE                   585,599
Footstar Inc.            Common      344912-10-0   21,812     715,145   SH         DEFINED                 715,145
Footstar Inc.            Common      344912-10-0  112,001   3,672,155   SH          SOLE                 3,672,155
Georgia Gulf Corp        Common      373200-20-3    6,432     211,304   SH         DEFINED                 211,304
Georgia Gulf Corp        Common      373200-20-3   24,694     811,296   SH          SOLE                   811,296
Gtech Holdings Corp.     Common      400518-10-6    5,632     256,006   SH         DEFINED                 256,006
Gtech Holdings Corp.     Common      400518-10-6   21,859     993,594   SH          SOLE                   993,594
Guess Inc.               Common      401617-10-5    4,678     215,073   SH         DEFINED                 215,073
Guess Inc.               Common      401617-10-5   17,803     818,527   SH          SOLE                   818,527
Hillenbrand Industries   Common      431573-10-4    9,616     303,458   SH         DEFINED                 303,458
Hillenbrand Industries   Common      431573-10-4   37,396   1,180,142   SH          SOLE                 1,180,142
International Game
 Technology              Common      459902-10-2   18,647     918,044   SH         DEFINED                 918,044
International Game
 Technology              Common      459902-10-2   72,584   3,573,356   SH          SOLE                 3,573,356
Jostens Inc.             Common      481088-10-2   15,526     638,580   SH         DEFINED                 638,580
Jostens Inc.             Common      481088-10-2   61,538   2,531,120   SH          SOLE                 2,531,120
McKesson Corp            Common      581557-10-5  302,906  12,993,043   SH         DEFINED              12,993,043
McKesson Corp            Common      581557-10-5  237,381  10,521,057   SH          SOLE                10,521,057
Micro Warehouse Inc.     Common      59501B-10-5    3,359     182,193   SH         DEFINED                 182,193
Micro Warehouse Inc.     Common      59501B-10-5   12,764     692,307   SH          SOLE                   692,307

*Pursuant to Rule 24b-2 of the Securities Exchange Act of 1934, confidential information has been omitted from this Form 13F and filed separately with the Securities and Exchange Commission.

                           FORM 13F Information Table


        COLUMN 1         COLUMN 2     COLUMN 3    COLUMN 4        COLUMN 5          COLUMN 6   COLUMN 7         COLUMN 8
------------------------ --------    ----------- ---------   --------------------  ----------  -------- ---------------------------
                                                    FAIR
                                                   MARKET
                         TITLE OF      CUSIP       VALUE     SHRS OR   SH/  PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
     NAME OF ISSUER       CLASS       NUMBER     (x$1000)    PRN AMT   PRN  CALL  DISCRETION  MANAGERS  (A)SOLE  (B)SHARED  (C)NONE
------------------------ --------    ----------- --------  ----------  ---  ----  ----------  --------  ---------------------------
Newhall Land &
 Farming Co.             Common      651426-10-8    5,414     200,500   SH          SOLE                  200,500
Office Depot Inc.        Common      676220-10-6   16,006   1,463,375   SH         DEFINED              1,463,375
Office Depot Inc.        Common      676220-10-6   62,879   5,748,925   SH          SOLE                5,748,925
Payless ShoeSource Inc.  Common      704379-10-6   43,242     920,052   SH         DEFINED                920,052
Payless ShoeSource Inc.  Common      704379-10-6  161,598   3,438,248   SH          SOLE                3,438,248
Philip Morris Cos. Inc.  Common      718154-10-7   25,718   1,109,140   SH         DEFINED              1,109,140
Philip Morris Cos. Inc.  Common      718154-10-7  102,161   4,405,860   SH          SOLE                4,405,860
PS Group Inc.            Common      693624-10-8   13,481   1,198,270   SH          SOLE                1,198,270
Russ Berrie & Co.        Common      782233-10-0    1,986      75,645   SH         DEFINED                 75,645
Russ Berrie & Co.        Common      782233-10-0    8,575     326,655   SH          SOLE                  326,655
UST Inc.                 Common      902911-10-6    4,663     185,133   SH         DEFINED                185,133
UST Inc.                 Common      902911-10-6   18,127     719,667   SH          SOLE                  719,667
V F Corp.                Common      918204-10-8      732      24,396   SH         DEFINED                 24,396
V F Corp.                Common      918204-10-8    2,922      97,404   SH          SOLE                   97,404
York Int'l Corp.         Common      986670-10-7    3,525     128,495   SH         DEFINED                128,495
York Int'l Corp.         Common      986670-10-7   13,771     501,905   SH          SOLE                  501,905

*Pursuant to Rule 24b-2 of the Securities Exchange Act of 1934, confidential information has been omitted from this Form 13F and filed separately with the Securities and Exchange Commission.